UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22128
FOCUSSHARES TRUST
(Exact name of registrant as specified in charter)
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Address of principal executive offices) (Zip code)
Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and address of agent for service)
With a copy to:
Kathleen Moriarty, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022
Registrant’s telephone number, including area code: (201) 930-8500
Date of fiscal year end: September 30
Date of reporting period: December 31, 2007
Item 1. Schedule of Investments.

ISE Homebuilders Index Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

COMMON STOCKS (99.5%)
Homebuilding (99.5%)
Avatar Holdings, Inc.(a)	11,340	$474,239
Beazer Homes USA, Inc.(a)	48,746	362,183
Brookfield Homes Corp.	31,594	499,185
Centex Corp.	33,568	847,928
Champion Enterprises, Inc.(a)	52,548	495,002
DR Horton, Inc.	75,276	991,385
Gafisa SA ADR(a)	11,796	441,760
Hovnanian Enterprises, Inc., Class A(a)	53,786	385,646
KB Home	20,448	441,677
Lennar Corp., Class A	46,822	837,646
Levitt Corp., Class A	55,970	123,134
M/I Homes, Inc.	9,968	104,664
MDC Holdings, Inc.	12,098	449,199
Meritage Homes Corp.(a)	29,376	428,008
NVR, Inc.(a)	879	460,596
Palm Harbor Homes, Inc.(a)	9,720	102,546
Pulte Homes, Inc.	43,752	461,146
Ryland Group, Inc.	16,984	467,909
Skyline Corp.	13,724	402,799
Standard-Pacific Corp.(a)	34,304	114,918
Toll Brothers, Inc.(a)	47,688	956,621
WCI Communities, Inc.(a)	32,586	123,175

Total Common Stocks (Cost $9,142,755)		9,971,366

	Shares	Value

SHORT-TERM INVESTMENT (0.5%)
Investment Company (0.5%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $50,854)	50,854	50,854

Total Investments (100.0%) (Cost $9,193,609)		10,022,220

Other Assets in Excess of Liabilities (0.0%)		700

Net Assets (100%)		$10,022,920

ADR	American Depositary Receipt

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of December 31, 2007, is as follows:

Appreciation	$947,813
Depreciation	(119,202)

Net Appreciation	$828,611

ISE SINdex Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

COMMON STOCKS (96.1%)
Brewers (6.6%)
Anheuser-Busch Cos., Inc.	2,880	$150,739
Molson Coors Brewing Co., Class B	2,832	146,188

		296,927

Casinos & Gaming (48.9%)
Ameristar Casinos, Inc.	5,204	143,318
Bally Technologies, Inc.(a)	3,528	175,412
Boyd Gaming Corp.	4,194	142,890
Harrah’s Entertainment, Inc.	1,712	151,940
International Game Technology	3,442	151,207
Isle of Capri Casinos, Inc.(a)	11,232	154,665
Las Vegas Sands Corp.(a)	1,270	130,873
Melco PBL Entertainment Macau Ltd. ADR(a)	12,748	147,367
MGM Mirage(a)	1,686	141,658
Penn National Gaming, Inc.(a)	2,538	151,138
Pinnacle Entertainment, Inc.(a)	5,738	135,187
Scientific Games Corp.(a)	4,234	140,780
Shuffle Master, Inc.(a)	10,706	128,365
WMS Industries, Inc.(a)	4,964	181,881
Wynn Resorts Ltd.	1,070	119,979

		2,196,660

Distillers & Vintners (13.7%)
Brown-Forman Corp., Class B	2,098	155,482
Central European Distribution Corp.(a)	2,836	164,715
Constellation Brands, Inc., Class A(a)	6,220	147,041
Diageo PLC ADR	1,724	147,971

		615,209

Tobacco (26.9%)
Alliance One International, Inc.(a)	35,512	144,534
Altria Group, Inc.	1,978	149,497
British American Tobacco PLC ADR	1,984	155,863
Loews Corp. — Carolina Group	1,688	143,987
Reynolds American, Inc.	2,344	154,610
Universal Corp.	3,156	161,651
UST, Inc.	3,104	170,099
Vector Group Ltd.	6,388	128,143

		1,208,384

Total Common Stocks (Cost $4,438,687)		4,317,180

Preferred Stock (3.3%)
Brewers (3.3%)
Cia de Bebidas das Americas (Cost $154,496)	2,058	146,180

ISE SINdex Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

SHORT-TERM INVESTMENT (0.5%)
Investment Company (0.5%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $24,112)	24,112	$24,112

Total Investments (99.9%) (Cost $4,617,295)		4,487,472

Other Assets in Excess of Liabilities (0.1%)		2,534

Net Assets (100%)		$4,490,006

ADR	American Depositary Receipt

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of December 31, 2007, is as follows:

Appreciation	$97,399
Depreciation	(227,222)

Net Depreciation	$(129,823)

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

COMMON STOCKS (99.5%)
Aerospace & Defense (14.8%)
American Science & Engineering, Inc.	1,202	$68,214
Applied Signal Technology, Inc.	876	11,896
DRS Technologies, Inc.	3,072	166,717
L-3 Communications Holdings, Inc.	3,204	339,432
Taser International, Inc.(a)	4,702	67,662

		653,921

Application Software (0.2%)
Digimarc Corp.(a)	1,028	9,067

Biotechnology (3.7%)
AVI BioPharma, Inc.(a)	6,954	9,805
BioCryst Pharmaceuticals, Inc.(a)	1,730	10,691
Cepheid, Inc.(a)	5,440	143,344

		163,840

Communications Equipment (8.2%)
Harris Corp.	5,736	359,532

Computer Storage & Peripherals (0.3%)
ActivIdentity Corp.(a)	3,248	12,602

Diversified Commercial & Professional Services (3.1%)
Tetra Tech, Inc.(a)	6,308	135,622

Electronic Equipment Manufacturers (8.8%)
Flir Systems, Inc.(a)	5,726	179,224
L-1 Identity Solutions, Inc.(a)	7,406	132,938
OSI Systems, Inc.(a)	2,540	67,234
RAE Systems, Inc.(a)	3,572	9,644

		389,040

Health Care Equipment (4.1%)
STERIS Corp.	6,286	181,288

IT Consulting & Other Services (19.6%)
CACI International, Inc., Class A(a)	2,908	130,191
Mantech International Corp., Class A(a)	3,044	133,388
SAIC, Inc.(a)	8,830	177,660
SI International, Inc.(a)	2,554	70,158
SRA International, Inc., Class A(a)	6,068	178,703
Unisys Corp.(a)	36,940	174,726

		864,826

Life Sciences Tools & Services (10.0%)
Thermo Fisher Scientific, Inc.(a)	7,662	441,944

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

Office Electronics (3.9%)
Zebra Technologies Corp.(a)	4,938	$171,349

Office Services & Supplies (4.0%)
Mine Safety Appliances Co.	3,394	176,047

Systems Software (18.8%)
Check Point Software Technologies(a)	8,204	180,160
McAfee, Inc.(a)	4,436	166,350
Secure Computing Corp.(a)	7,120	68,352
Symantec Corp.(a)	25,826	416,831

		831,693

Total Common Stocks (Cost $4,451,318)		4,390,771

	Shares	Value

SHORT-TERM INVESTMENT (0.6%)
Investment Company (0.6%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $25,981)	25,981	25,981

Total Investments (100.1%) (Cost $4,477,299)		4,416,752

Liabilities in Excess of Other Assets (-0.1%)		(2,382)

Net Assets (100%)		$4,414,370

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of December 31, 2007, is as follows:

Appreciation	$65,666
Depreciation	(126,213)

Net Depreciation	$(60,547)

ISE-Revere Wal-Mart Supplier Index Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

COMMON STOCKS (99.4%)
Apparel, Accessories & Luxury Goods (1.9%)
Hanesbrands, Inc.(a)	3,204	$87,053

Distributors (0.1%)
Handleman Co.(a)	1,444	2,469

Fertilizers & Agricultural Chemicals (3.9%)
Scotts Miracle-Gro Co. (The), Class A	4,886	182,834

Home Entertainment Software (12.3%)
Activision, Inc.(a)	13,714	407,306
THQ, Inc.(a)	5,736	161,698

		569,004

Household Appliances (1.5%)
Helen of Troy, Ltd.(a)	4,016	68,834

Household Products (19.5%)
Central Garden and Pet Co.(a)	3,956	22,787
Church & Dwight Co., Inc.	4,728	255,643
Clorox Co.	4,204	273,975
Energizer Holdings, Inc.(a)	2,750	308,357
Spectrum Brands, Inc.(a)	7,832	41,744

		902,506

Housewares & Specialties (0.4%)
Lifetime Brands, Inc.	1,464	19,003

Leisure Products (12.9%)
Hasbro, Inc.	7,832	200,342
Jakks Pacific, Inc.(a)	5,972	140,999
Leapfrog Enterprises, Inc.(a)	7,456	50,179
Mattel, Inc.	10,848	206,546

		598,066

Packaged Foods & Meats (31.9%)
Cal-Maine Foods, Inc.	2,928	77,680
Del Monte Foods Co.	16,808	159,004
Diamond Foods, Inc.	1,168	25,030
Flowers Foods, Inc.	8,068	188,872
General Mills, Inc.	4,964	282,948
JM Smucker Co. (The)	3,896	200,410
Kellogg Co.	5,854	306,925
Lance, Inc.	3,758	76,738
Tootsie Roll Industries, Inc.	5,756	157,830

		1,475,437

ISE-Revere Wal-Mart Supplier Index Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2007

	Shares	Value

Personal Products (4.8%)
Chattem, Inc.(a)	2,434	$183,864
Prestige Brands Holdings, Inc.(a)	5,360	40,093

		223,957

Pharmaceuticals (6.6%)
Perrigo Co.	8,772	307,108

Soft Drinks (1.3%)
Cott Corp.(a)	9,294	61,898

Specialized Consumer Services (2.3%)
Coinstar, Inc.(a)	3,778	106,351

Total Common Stocks (Cost $4,476,122)		4,604,520

	Shares	Value

SHORT-TERM INVESTMENT (0.6%)
Investment Company (0.6%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $25,693)	25,693	25,693

Total Investments (100.0%) (Cost $4,501,815)		4,630,213

Liabilities in Excess of Other Assets (0.0%)		(1,968)

Net Assets (100%)		$4,628,245

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of December 31, 2007, is as follows:

Appreciation	$220,321
Depreciation	(91,923)

Net Appreciation	$128,398

FocusShares Trust
Notes to Schedule of Portfolio Investments (unaudited)
December 31, 2007
1.	Organization
FocusShares Trust (the “Trust”), a Delaware statutory trust, was formed on July 10, 2007. The Trust currently consists of the following four investment portfolios (collectively, the “Funds” and individually, a “Fund”): the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund, and FocusShares ISE-Revere Wal-Mart Supplier Index Fund. The Funds are authorized to issue an unlimited number of shares of beneficial interest at no par value. The Funds’ investment objective is to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the ISE Homebuilders Index, ISE SINdex, ISE-CCM Homeland Security Index, and ISE-Revere Wal-Mart Supplier Index, respectively.
2.	Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Securities Valuation:
The net asset value (“NAV“) per share of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. New York time (“NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of shares outstanding. NAV per share will not be calculated on the days on which the NYSE is closed for trading.
Stocks held by each Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. Cash reserves may be held in a number of financial instruments, such as funds that invest exclusively in money market instruments (“Acquired Funds”). Acquired Funds held by the Funds will be based upon their net asset values, calculated once daily as of the NAV Calculation Time.
When reliable market quotations are not readily available or do not otherwise accurately reflect the fair value of a security held by one or more Funds, such security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. A security’s fair value price is the price a security’s owner might reasonably expect to receive upon its sale. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair-value pricing also may be used for securities if, for example, (1) trading in a security is halted and does not resume before the Fund’s NAV Calculation Time or if a security does not trade in the course of a day, or (2) market quotations are not readily available for a security and the Fund holds enough of the security that its price could materially affect the Fund’s NAV. Acquired Funds may also use fair value pricing under the circumstances, and with the possible effects, disclosed in the prospectuses for such funds.

FocusShares Trust
Notes to Schedule of Portfolio Investments (unaudited)
December 31, 2007
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.
American Depositary Receipts:
ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
Federal Income Tax:
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.
3.	Securities Transactions and Related Income
During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.
4.	Concentration Risk
Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. Since each Fund concentrates or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such cases, each Fund may be more volatile than funds based on broader or less volatile market segments. Presently, the ISE-CCM Homeland Security Index Fund does not exhibit concentration in any particular industry or group of industries, although this may change in the future.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): FocusShares Trust

By (Signature and Title):	/s/ Michael Voskian

Michael Voskian
President
Date: February 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Simon D. Collier

Simon D. Collier
PFO & Treasurer
Date: February 29, 2008

By (Signature and Title):	/s/ Michael Voskian

Michael Voskian
President
Date: February 29, 2008